Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2018	2017
Land	$142,262	$158,634
Buildings and leasehold improvements	623,612	633,747
Equipment	673,117	642,449
Total cost	1,438,991	1,434,830
Total accumulated depreciation	(582,799)	(544,094)
	$856,192	$890,736

 Total depreciation expense for fiscal years 2018, 2017 and 2016 amounted to $94,490, $89,085 and $83,993, respectively.